Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment consisted of the following:
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		（Unaudited）
Leasehold improvements	754	754	104
Computer and network equipment	1,930	1,939	267
Manufacturing equipment	12,501	14,006	1,927
Office equipment	187	291	40
Motor vehicles	3,914	3,559	490
Construction in process	1,056	-	-
	20,342	20,549	2,828
Less: loss of impairment	(1,896)	(1,896)	(261)
Less: Accumulated depreciation	(6,682)	(9,147)	(1,259)
	11,764	9,506	1,308